CONVERTIBLE NOTES (Details 1)	9 Months Ended
Sep. 30, 2023 USD ($)
Debt Disclosure [Abstract]
Balance at December 31, 2022
Decrease to derivative due to conversions	(1,119,076)
Balance at September 30, 2023	$ 924,447